Loan Payable - Schedule of Outstanding Convertible Note (Details) - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Schedule of Outstanding Convertible Note [Abstract]
Principal value of Convertible Note	$ 20,555,820	[1]	$ 17,836,864	[1],[2]	$ 15,819,209	[2]
Debt discount, net of amortization	(3,316,899)	[3]	(3,750,932)	[3],[4]	(5,164,765)	[4]
Convertible Note payable	$ 17,238,921		$ 14,085,932		$ 10,654,444

[1]	Includes $17,497,739 and $16,644,699 of principal for the December 2023 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $1,253,475 and $1,192,165 of principal for the August 2024 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $1,804,606 and $0 of principal for the January 2025 Convertible Note.
[2]	Includes $16,644,699 and $15,819,209 of principal for the December 2023 Convertible Note as of December 31, 2024 and 2023, respectively and $1,192,165 and $0 of principal for the August 2024 Convertible Note as of December 31, 2024 and 2023, respectively.
[3]	Includes $2,966,525 and $3,419,065 of debt discount for the December 2023 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $187,836 and $331,867 of debt discount for the August 2024 Convertible Note as of March 31, 2025 and December 31, 2024, respectively and $162,538 and $0 of debt discount for the January 2025 Convertible Note as of March 31, 2025 and December 31, 2024, respectively.
[4]	Includes $3,419,065 and $5,164,765 of debt discount for the December 2023 Convertible Note as of December 31, 2024 and 2023, respectively and $331,867 and $0 of debt discount for the August 2024 Convertible Note as of December 31, 2024 and 2023, respectively.